Catalyst/Princeton Floating Rate Income Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst/Princeton Floating Rate Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 31, 2012 (SEC Accession No. 0001162044-12-001344).